GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of general and administrative expense [Abstract]
Schedule of General and Administrative Expenses Consist
	Years ended March 31,
General and administrative	2018	2017
Office and administrative expenses	$6,667	$5,520
Amortization and depreciation	1,196	1,227
Salaries and benefits	8,395	7,397
Share-based compensation	1,566	1,015
Professional fees	861	1,659
	$18,685	$16,818